Tax and social security obligations - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax and Social Security Obligations [Abstract]
Corporate income tax liability	R$ 313,167	R$ 164,767
Corporate income tax prepaid	166,755	20,741
Withholding taxes payable	R$ 116,591	R$ 42,375